CONSOLIDATED STATEMENTS OF CASH FLOWS (Supplemental) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents is represented by:
Cash	$ 88,644,993	$ 39,614,197
Cash equivalents	21,738,800	4,399,545
Total cash and cash equivalents	110,383,793	44,013,742
Capitalized to exploration and evaluation assets
Fair value of shares issued for mineral property		682,992
Capitalized to property and equipment
Right of use asset recognized upon accounting policy change	655,504
Non-cash financing activities
Capital stock issuance costs in accounts payable and accrued liabilities	$ 374,335	$ 184,647